Consolidated Statements of Income ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue	¥ 303,838	$ 46,565	¥ 290,515	¥ 290,877
Interconnection charges	(10,574)	(1,620)	(11,513)	(12,579)
Depreciation and amortization	(83,017)	(12,723)	(83,080)	(75,777)
Network, operation and support expenses	(46,286)	(7,094)	(43,236)	(55,077)
Employee benefit expenses	(55,740)	(8,542)	(50,516)	(48,143)
Costs of telecommunications products sold	(26,862)	(4,117)	(26,412)	(27,604)
Other operating expenses	(70,237)	(10,764)	(64,480)	(62,561)
Finance costs	(1,747)	(268)	(2,123)	(1,625)
Interest income	1,366	209	1,272	1,712
Share of net profit of associates	1,588	243	1,359	2,477
Share of net profit of joint ventures	787	121	646	598
Other income – net	2,911	446	1,735	783
Income before income tax	16,027	2,456	14,167	13,081
Income tax expenses	(3,450)	(528)	(2,795)	(2,824)
Net income for the year	12,577	1,928	11,372	10,257
Attributable to:
Equity shareholders of the Company	12,493	1,915	11,330	10,197
Non-controlling interests	¥ 84	$ 13	¥ 42	¥ 60
Earnings per share for income attributable to equity shareholders of the Company during the year:
Basic earnings per share | (per share)	¥ 0.41	$ 0.06	¥ 0.37	¥ 0.33
Diluted earnings per share | (per share)	¥ 0.41	$ 0.06	¥ 0.37	¥ 0.33